Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common Shares - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Common Shares
Outstanding, beginning of year (in shares)	1,909,190	2,001,211
Issued Upon Exercise of Warrants	2,610	9,399
Issued Under Stock Option Plans	3,679	11,069
Purchase of Common Shares under NCIB	(43,611)	(112,489)
Outstanding, end of year (in shares)	1,871,868	1,909,190
Amount
Outstanding, Beginning of Year	$ 16,320	$ 17,016
Issued Upon Exercise of Warrants	26	93
Issued Under Stock Option Plans	58	170
Purchase of Common Shares under NCIB	(373)	(959)
Outstanding, End of Year	$ 16,031	$ 16,320